Earnings/(loss) per share - Diluted earnings (loss) per share (Details) - CNY (¥)	3 Months Ended		9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2022	Mar. 31, 2021
Earnings/(loss) per share
Profit attributable to equity shareholders	¥ 96,554,000	¥ 121,860,000	¥ 433,333,000
Weighted average number of ordinary shares	1,212,557,418	1,218,583,304	1,217,029,163
Weighted average number of ordinary shares, basic	1,205,607,361	1,204,349,933	1,206,174,561	1,071,333,341
Dilutive effect of share award scheme and option plan (Note 23)	6,950,057	14,233,371	10,854,602
Weighted average number of ordinary shares, diluted	1,212,557,418	1,218,583,304	1,217,029,163